Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Valuation Allowance [Line Items]
Deferred tax assets, valuation allowance	$ 17,363	$ 16,518
Operating loss carryforwards	60,200
Operating loss carry forwards not subject to expiration	49,900
Unrecognized tax benefits	354	354	$ 354
Unrecognized tax benefits, income tax penalties and interest expense	0	$ 0
Research Tax Credit Carryforward [Member]
Valuation Allowance [Line Items]
Tax credit carryforward, amount	1,200
Tax credit carryforward not subject to expiration.	600
State and Local Jurisdiction [Member]
Valuation Allowance [Line Items]
Operating loss carryforwards	$ 26,900